Intangible Assets - Changes in Goodwill by Business Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	¥ 287,514	¥ 304,564
Impairment losses	0	(8,032)	¥ 0
Acquisitions	43,898
Exchange differences	(6,321)	(7,884)
Other		(1,134)
Carrying amount, ending balance	325,091	287,514	304,564
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	332,944	346,962
Carrying amount, ending balance	370,521	332,944	346,962
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(45,430)	(42,398)
Carrying amount, ending balance	(45,430)	(45,430)	(42,398)
Retail Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	56,952	61,952
Impairment losses		(5,000)
Acquisitions	43,898
Exchange differences
Other
Carrying amount, ending balance	100,850	56,952	61,952
Retail Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	56,952	61,952
Carrying amount, ending balance	100,850	56,952	61,952
Retail Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance
Carrying amount, ending balance
Global Business Unit [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	217,884	229,934
Impairment losses		(3,032)
Exchange differences	(6,321)	(7,884)
Other		(1,134)
Carrying amount, ending balance	211,563	217,884	229,934
Global Business Unit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	220,916	229,934
Carrying amount, ending balance	214,595	220,916	229,934
Global Business Unit [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(3,032)
Carrying amount, ending balance	(3,032)	(3,032)
Head Office Account and Others [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	12,678	12,678
Impairment losses
Exchange differences
Other
Carrying amount, ending balance	12,678	12,678	12,678
Head Office Account and Others [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	55,076	55,076
Carrying amount, ending balance	55,076	55,076	55,076
Head Office Account and Others [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount, beginning balance	(42,398)	(42,398)
Carrying amount, ending balance	¥ (42,398)	¥ (42,398)	¥ (42,398)